August 7, 2006

VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention:      John Reynolds
S. Thomas Kluck II

Re:          Shermen WSC Acquisition Corp.
Amendment No. 2 to Registration Statement on Form S-1 File No. 333-133869

Ladies and Gentlemen:

                At the request of Shermen WSC Acquisition Corp., a Delaware corporation (the “Company”), we are responding to comments raised by the Staff of the Securities and Exchange Commission (the “Commission”) in the comment letter dated July 25, 2006 from John Reynolds of the Commission to Francis P. Jenkins, Jr., Chairman and Chief Executive Officer of the Company relating to Amendment No. 2 to the Registration Statement on Form S-1 of the Company filed with the Commission on June 31, 2006 (the “Registration Statement”).  The Registration Statement relates to the Company’s initial public offering of 20,000 units, each unit consisting of one share of the Company’s common stock and two warrants for an aggregate public offering price of $120,000,000.

                We have simultaneously filed Amendment No. 3 to the Registration Statement and have attached a marked copy of such Amendment indicating the changes the Company has made to the Registration Statement in response to the Staff’s comments as well as certain additional changes.

                The numbered paragraph below corresponds to the numbers of the paragraphs in which the comments were made.  For your convenience, we have included above each response a copy of the comment to which we are responding.

Comments and Responses:

General

1.                                       Comment:  We note your response to our prior comment 20 from our letter of June 7, 2006 and we reissue in part our prior comment.  In the prospectus, please discuss the financial ability of Mr. Jenkins to meet personal payment obligations to all vendors and prospective target businesses.

Response:  The Company has revised the Registration Statement in “Risk Factors—Risks Relating to the Company and the Offering” and “Proposed Business—Effecting a Business Combination—Plan of dissolution and liquidation if no business combination” in accordance with the Staff’s comment.

Prospectus Summary

2.                                       Comment:  We note the disclosure in the risk factor section on page 20 regarding the non-competition provisions in the employment agreements of Messrs. Jenkins and Moshenek with Royster-Clark, Inc.  In the prospectus summary and in more detail in the business section, please discuss the agreements and how these agreements will affect the business plan of Shermen WSC Acquisition.  Please describe all limitations the agreements will have upon Shermen’s ability to search for and enter into a business combination with entities engaged in the business of retail and wholesale distribution of mixed fertilizers primarily in the Southeast and Midwest regions of the United States.  Please provide an analysis as to whether or not the current business of Shermen WSC Acquisition violates the agreement.  Also describe the term “participation” and describe in more detail the impact that the agreements will have upon the structure of a possible business combination.  In the business section, please discuss the related material terms of the employment agreements and file the agreements as exhibits.

Response:  The Company has revised the Registration Statement in “Prospectus Summary” and “Proposed Business—Effecting a Business Combination” and filed the employment agreements of Messrs. Jenkins and Moshenek as exhibits to the Registration Statement.

Liquidation if no business combination, page 8

3.                                       Comment:  In the subsection “Liquidation if no business combination,” please clearly disclose that the proceeds held in trust could be reduced if third parties bring claims against the company.

Response:  The Company has revised the Registration Statement in accordance with the Staff’s comment.

4.                                       Comment:  Please reconcile your page 9 disclosure that you “cannot provide investors with assurances of a specified timeframe for the dissolution and distribution” with your page 8 disclosure that you will dissolve and “promptly” distribute the amount in the trust account.  We also note your usage of “immediately” on page 9 and 48 in a related disclosure.  Please revise accordingly.

Response:  The Company has revised the Registration Statement in accordance with the Staff’s comment.

Risk Factors, page 13

5.                                       Comment:  Based on our review of your disclosures and underlying documents, it would appear that the ability to exercise the warrants will depend on the availability of a state exemption for the sale and that you do not undertake any responsibility to register these transactions in states beyond your initial filing.  However, as there will be a secondary trading market in these warrants, it is conceivable that warrant holders may be in states where a registration statement will not be in effect — and accordingly, based on their state of residence, the rights associated with their warrant may vary.  Please include a separate risk factor discussing the state registration requirements, including a statement clarify in which states you will register (and which you will not) and stating the likely effect that this will have on the warrant holder.

Response:  The Company has revised the Registration Statement to include a risk factor in accordance the Staff’s comment.

Use of Proceeds, page 31

6.                                       Comment:  In the use of proceeds table on page 31, we note the line item of $970,000 for “Legal, accounting and other expenses attendant to the due diligence investigations, structuring and negotiating of a business combination.”  We also note the disclosure on page 33 that “[w]e intend to use the working capital … with the balance of $460,000 being held in reserve for other expenses of structuring and negotiating our initial business combination, as well as for reimbursement of any out-of-pocket expenses incurred by out existing stockholders, directors and officers.”  Please explain these expenses in more detail.  Please explain why there appears to be two separate amounts for structuring and negotiating a business combination and reimbursements for due diligence.  Please explain which line item would be allocated to pay officers and directors or existing stockholders for due diligence.  Please clearly indicate which line item will be allocated to pay third party fees for assisting the company in performing due diligence.  Please reconcile theses expenses with the disclosure in the MD&A section.

Response:  The Company has revised the Registration Statement to clearly indicate which line items are allocated to various expenses and to reconcile disclosure in “Use of Proceeds” with disclosure in “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in accordance with the Staff’s comment.

7.                                       Comment:  We note your response to our prior comment 28 from our letter of June 7, 2006 and we reissue our prior comment.  Please discuss all possible uses of the proceeds held in trust if such funds are released to the company.  Please disclose whether any operating expenses or finders’ fees could be paid from the proceeds held in trust upon the release of the funds to the company, if the funds from the net proceeds not held in trust and the interest earned on the trust account were insufficient to cover all operating expenses and fees.  Please reconcile this disclosure with the disclosure in the MD&A section.

Response:  The Company has revised the Registration Statement in “Use of Proceeds” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in accordance with the Staff’s comment.

Management, page 58

8.                                       Comment:  For each officer and director, please include all beginning and ending dates of employment.

Response:  The Company has revised the Registration Statement in accordance with the Staff’s comment.

Financial Statements

General

9.                                       Comment:  Given that the offer and sale of the warrants and the securities underlying the warrants (including the Underwriter purchase option, “UPO”) are included in the units being registered, the offer and sale of the underlying securities are registered at the time of effectiveness.  As a result, it appears you will be required to file timely updates to this registration statement and deliver a current prospectus at the time such warrants are exercised.  In light of this fact, please tell us how you plan to account for these warrants and the UPO upon issuance.  In this regard, it appears that pursuant to the guidance in paragraphs 14-18 of EITF 00-19 you may be required to account for the warrants and UPO as liabilities marked to fair value each period through the income statement.  Paragraph 14 of EITF 00-19 states that if the contract allows the company to net-share or physically settle the contract only by delivering registered shares, it is assumed that the company will be required to net-cash settle the contract, and as a result liability classification will be required.  Paragraph 17 of EITF 00-19 states that if the contract requires physical or net-share settlement by delivery of registered shares and does not specify any circumstances under which net-cash settlement is permitted or required, and the contract does not specify how the contract would be settled in the event that the company is unable to deliver registered shares, then net cash settlement is assumed if the company is unable to deliver registered shares (because it is unlikely that nonperformance would be an acceptable alternative).  Please tell us how you have considered the guidance in EITF 00-19 in your proposed accounting for your warrants and UPO.  We note that it appears you are currently assuming that the warrants and UPO will be classified as equity upon issuance.  If you conclude that liability classification will be required upon issuance, please revise your capitalization table, pro forma disclosures and dilution information to properly reflect this classification.  Additionally, please add disclosure in the document describing your proposed accounting for the warrants upon issuance, including the potential impact for volatility in your income statement given the requirement to mark the warrants to fair value each period.

Response:  The Company has considered the guidance in paragraphs 14-18 of EITF 00-19 and has concluded, with its auditors concurrence, that it has appropriately accounted for the warrants as equity due to the factors stated below.  Therefore, the Company does not believe that a revision of its capitalization table, pro forma disclosures and dilution information and its financial statements in the Registration Statement to classify the warrants as liabilities or subsequently to adjust the warrants to fair value is appropriate.

                The Company has revised the terms of the warrants to provide that no warrants will be exercisable and the Company will not be obligated to issue shares of common stock unless, at the time a holder seeks to exercise, a prospectus relating to the common stock issuable upon exercise of the warrants is current or the Company has subsequently registered with the Commission the shares of common stock issuable upon exercise of the warrant and that a prospectus relating to the common stock issuable upon exercise of the warrants is current.  In this regard, pursuant to the terms of the warrant agreement, the Company will only be required to use its best efforts to register the resale of the shares of common stock issuable upon exercise of the warrants and maintain a current prospectus relating to common stock issuable upon exercise of the warrants until the expiration of the warrants.  If a registration statement covering the shares of common stock issuable upon exercise of the warrants has not been declared effective at the time of exercise of the warrants, then the warrant agreement provides that the Company is not obligated to deliver any shares of common stock (other than with respect to the founder warrants, with respect to which the Company is not obligated to issue common stock that is registered for resale) until such time as a registration statement has been declared effective.  In such event, the Company will continue to use its best efforts to register the shares of common stock issuable upon exercise of the warrants.

                The central assumption made in paragraph 17 of EITF 00-19 is that net cash settlement is assumed if the company is unable to deliver registered shares “(because it is unlikely that non-performance would be an acceptable alternative).”  In fact, net cash settlement should not be assumed in this case because there is no non-performance if the Company is unable to deliver registered shares.  The Company’s obligation is limited to using its best efforts to cause a registration statement to be effective at the time the warrants become exercisable.  There is no absolute obligation to cause a registration statement to be effective at such time.  If there is not an effective registration statement at the time exercise is sought, then the warrants are not exercisable.  Thus, there is no non-performance and the question of whether non-performance is an acceptable alternative is moot.  The clear language of the warrants provides that they are to be physically settled and there is no circumstance under which net cash settlement could occur.

                The Company has added a risk factor in the Registration Statement on page [27] to make it clear to the warrant holders that the risk related to the presence of a current effective registration statement is theirs.  There is no penalty contained in the warrant agreement or described in the prospectus for failure to physically settle the warrant exercise.  Since the warrants are not exercisable unless a current registration statement is effective, no penalty for failure to physically settle is provided and there is no circumstance under which net cash settlement could occur, equity accounting is permitted and appropriate.

Part II

Item 15, Recent Sales of Unregistered Securities

10.                                 Comment:  Please describe the family members that are members of Shermen WSC Holdings.  In addition, please disclose the facts relied upon to make the Section 4(2) exemption available for each transaction.  For example, please discuss whether all the members of Shermen WSC Holdings were sophisticated or accredited investors and whether there was any general solicitation.

Response:  The Company has revised the Registration Statement in accordance with the Staff’s comment.

Exhibits

11.                                 Comment:  Please file all of the agreements with the next amendment in order to allow the staff time to review the exhibits and file executed agreements wherever possible.

Response:  As requested by the Staff, the Company has filed all of the remaining agreements as exhibits to the Registration Statement.

On behalf of the Company we have arranged for delivery to the attention of each of John Reynolds and S. Thomas Kluck II of the Commission via Federal Express for overnight delivery five copies of this response letter together with marked copies of Amendment No. 3 to the Registration Statement.

We hope that the Staff will be able to accommodate the Company by responding to this response letter as soon as practicable.  In the mean time, should you have any questions, comments or desire further information regarding any of the responses or the attached filing, please contact the undersigned at (212) 698-3679.

Sincerely,

/s/ Gerald Adler
Gerald Adler

Attachment via Edgar/Enclosures via Federal Express

cc:           Francis P. Jenkins, Jr., Chairman and Chief Executive Officer